Unproved Mineral Properties Disclosure (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Mineral claims, balance	$ 690,783		$ 653,117	$ 730,549	$ 694,616
Property taxes and acquisition fees paid	0	$ 50,000	50,000	103,530
Mineral claims, effect of foreign currency translation	37,666	(127,432)	(127,432)	(67,597)
Payments for mineral properties			50,000	103,530
Farellon Project
Mineral claims, balance	645,849		610,633	679,371	652,913
Property taxes and acquisition fees paid	0	50,000	50,000	89,434
Mineral claims, effect of foreign currency translation	35,216	(118,738)	(118,738)	(62,976)
Perth Project
Mineral claims, balance	44,934		42,484	51,178	$ 41,703
Property taxes and acquisition fees paid	0	0	0	14,096
Mineral claims, effect of foreign currency translation	$ 2,450	$ (8,694)	(8,694)	$ (4,621)
Exeter Claim
Payments for mineral properties			$ 50,000